SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3) (General partner)	0 Months Ended	1 Months Ended
	Oct. 03, 2012	Mar. 31, 2013
General partner
Significant Accounting Policies [Line Items]
General partner interest (as a percent)	2.00%	2.00%